Details of Significant Accounts (Details) - Schedule of Cost of Inventories Recognized as Expense - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Inventories Recognized as Expense [Abstract]
Cost of goods sold	$ 14,090	$ 10,541
Loss on decline in market	12,302	5,067
Unallocated overheads	2,036
Total	$ 28,428	$ 15,608